Basis of Presentation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Basis of Presentation and Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

a.	Unaudited Interim Financial Statements

The accompanying unaudited interim consolidated condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) applicable to interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of the Company’s management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). For further information, reference is made to the consolidated financial statements and related notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024.

The results of operations for the six months ended June 30, 2025, are not necessarily indicative of the results to be expected for the full fiscal year ending December 31, 2025.

b.	Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Group. All intercompany balances and transactions have been eliminated in consolidation.

c.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, deferred taxes, inventory impairment, derivative liability, useful lives of intangible assets, intangible assets impairment as well as in estimates used in applying the revenue recognition policy. Actual results may differ from those estimates.

In the preparation of these condensed consolidated financial statements, the significant judgments exercised by management in the application of the Group’s accounting policies and the uncertainty involved in the key sources of those estimates were identical to the ones used in the Group’s consolidated financial statements for the year ended December 31, 2024.

d.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the Group’s financial statements for the year ended December 31, 2024, other than:

Business Combinations

The Company accounted for the business combination in accordance with ASC 805, “Business Combinations” (“ASC 805”). ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill. During the measurement period, not to exceed one year from the date of acquisition, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill only for adjustments resulting from facts and circumstances that existed as of the acquisition date. After the measurement period, any subsequent adjustments are reflected in the consolidated statements of income.

Goodwill

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment, in accordance with ASC 350, “Intangibles – Goodwill and Other”, at the reporting unit level, at least annually at December 31 each year, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Any excess of the carrying amount of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

Intangible Assets

Intangible assets that are not considered to have finite useful life are amortized over their estimated useful lives. Customer relationships are being amortized over useful lives of five years. The Company continually evaluates the reasonableness of the useful lives of these assets. Additionally, the Company reviews the carrying values of these assets for possible impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable based on undiscounted estimated cash flows expected to result from its use and eventual disposition.